Filed pursuant to Rule 497(c)
                                      Registration Nos. 333-210186 and 811-23147


CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                  May 6, 2020


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:            First Trust Exchange-Traded Fund VIII
                 (Registration Nos. 333-210186, 811-23147)
                -----------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VIII (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on April 30, 2020. The Registration Statement relates to the First Trust TCW Securitized Plus ETF, a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP

                                            By: /s/ Morrison C. Warren
                                                ------------------------------
                                                    Morrison C. Warren

Enclosures